OTHER NON-CURRENT ASSETS - SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Components of other non-current assets:
Mark-to-market interest rate swaps valuation	$ 8,194	$ 1,881
Deferred tax asset	5,086	10,393
Other long-term assets	3,737	4,479
Other non-current assets	17,017	16,753
NR Satu
Components of other non-current assets:
Capitalized commission expenses and lease incentives	3,700	$ 4,500
Amortization expense	$ 700